Disaggregation of Revenue - Summary of Disaggregation of Revenue by Product Vertical (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disaggregation of Revenue [Line Items]
Revenue	$ 190,205	$ 151,548	$ 123,616	$ 119,445	$ 126,148	$ 110,397	$ 89,111	$ 82,349	$ 584,814	$ 408,005	$ 296,910
Property & Casualty Insurance
Disaggregation of Revenue [Line Items]
Revenue									397,710	219,467	162,088
Health Insurance
Disaggregation of Revenue [Line Items]
Revenue									139,796	104,261	71,437
Life Insurance
Disaggregation of Revenue [Line Items]
Revenue									30,313	33,012	28,542
Other
Disaggregation of Revenue [Line Items]
Revenue									$ 16,995	$ 51,265	$ 34,843